Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2023
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2023